Employee Benefits and Private Pension Plan - Additional information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) Employee	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Summary of employee benefits [line items]
Maximum matching contribution percentage	11.00%
Contribution to Ultraprev | R$	R$ 21,357	R$ 24,323	R$ 24,819
Number of active participating employees	8,008
Number of retired participating employees	328
Number of former employees receiving benefits	26
Bottom of range [member]
Summary of employee benefits [line items]
Monthly accumulated fund percentage	0.30%
Fixed monthly accumulated fund period	5 years
Top of range [member]
Summary of employee benefits [line items]
Monthly accumulated fund percentage	1.00%
Fixed monthly accumulated fund period	35 years